Pensions and Other Post-employment Benefit Obligations - Details of Movement in Net Defined Benefit Obligations (Detail) - EUR (€) € in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Disclosure of changes in financial position [line items]
Beginning balance			€ 664
Closing balance	€ 643		643
Consolidated Income Statement [member]
Disclosure of changes in financial position [line items]
Current service cost	5	€ 7	11	€ 13
Interest cost / (income)			8
Immediate recognition of gains / (losses) arising over the year			0
Administration expenses	1	0	1	1
Consolidated Income Statement [member] | Pension benefits [member]
Disclosure of changes in financial position [line items]
Current service cost	3	4	8	9
Administration expenses	1	0	1	1
Consolidated Income Statement [member] | Other benefits [member]
Disclosure of changes in financial position [line items]
Current service cost	2	€ 3	3	€ 4
Statement of Comprehensive Income (Loss) [member]
Disclosure of changes in financial position [line items]
- actual return less interest on plan assets			9
- changes in financial assumptions			(42)
- changes in demographic assumptions			0
- experience losses			5
Effects of changes in foreign exchange rates			8
Consolidated Statement of Cash Flows [member]
Disclosure of changes in financial position [line items]
Benefits paid			(11)
Contributions by the Group			(10)
Defined benefit obligations [member]
Disclosure of changes in financial position [line items]
Beginning balance			1,051
Closing balance	1,030		1,030
Defined benefit obligations [member] | Pension benefits [member]
Disclosure of changes in financial position [line items]
Beginning balance			801
Closing balance	789		789
Defined benefit obligations [member] | Other benefits [member]
Disclosure of changes in financial position [line items]
Beginning balance			250
Closing balance	241		241
Defined benefit obligations [member] | Consolidated Income Statement [member]
Disclosure of changes in financial position [line items]
Current service cost			11
Interest cost / (income)			12
Immediate recognition of gains / (losses) arising over the year			0
Defined benefit obligations [member] | Consolidated Income Statement [member] | Pension benefits [member]
Disclosure of changes in financial position [line items]
Current service cost			8
Interest cost / (income)			8
Immediate recognition of gains / (losses) arising over the year			0
Defined benefit obligations [member] | Consolidated Income Statement [member] | Other benefits [member]
Disclosure of changes in financial position [line items]
Current service cost			3
Interest cost / (income)			4
Immediate recognition of gains / (losses) arising over the year			0
Defined benefit obligations [member] | Statement of Comprehensive Income (Loss) [member]
Disclosure of changes in financial position [line items]
- changes in financial assumptions			(42)
- changes in demographic assumptions			0
- experience losses			5
Effects of changes in foreign exchange rates			16
Defined benefit obligations [member] | Statement of Comprehensive Income (Loss) [member] | Pension benefits [member]
Disclosure of changes in financial position [line items]
- changes in financial assumptions			(28)
- changes in demographic assumptions			0
- experience losses			3
Effects of changes in foreign exchange rates			10
Defined benefit obligations [member] | Statement of Comprehensive Income (Loss) [member] | Other benefits [member]
Disclosure of changes in financial position [line items]
- changes in financial assumptions			(14)
- changes in demographic assumptions			0
- experience losses			2
Effects of changes in foreign exchange rates			6
Defined benefit obligations [member] | Consolidated Statement of Cash Flows [member]
Disclosure of changes in financial position [line items]
Benefits paid			(25)
Contributions by the employees			2
Defined benefit obligations [member] | Consolidated Statement of Cash Flows [member] | Pension benefits [member]
Disclosure of changes in financial position [line items]
Benefits paid			(15)
Contributions by the employees			2
Defined benefit obligations [member] | Consolidated Statement of Cash Flows [member] | Other benefits [member]
Disclosure of changes in financial position [line items]
Benefits paid			(10)
Plan Assets [member]
Disclosure of changes in financial position [line items]
Beginning balance			(387)
Closing balance	€ (387)		(387)
Plan Assets [member] | Consolidated Income Statement [member]
Disclosure of changes in financial position [line items]
Interest cost / (income)			(4)
Immediate recognition of gains / (losses) arising over the year			0
Administration expenses			1
Plan Assets [member] | Statement of Comprehensive Income (Loss) [member]
Disclosure of changes in financial position [line items]
- actual return less interest on plan assets			9
- changes in demographic assumptions			0
Effects of changes in foreign exchange rates			(8)
Plan Assets [member] | Consolidated Statement of Cash Flows [member]
Disclosure of changes in financial position [line items]
Benefits paid			14
Contributions by the Group			(10)
Contributions by the employees			€ (2)